Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Summary of Accrued Expenses and Other current Liabilities	The following table summarizes the Company’s accrued expenses and other current liabilities for the periods indicated (in thousands):

	As of December 31,
	2021	2020
Accrued compensation	$49,015	$50,312
Sales and other tax liabilities	10,774	9,550
Other	20,038	22,077

Accrued expenses and other current liabilities	$79,827	$81,939